Financial Income / Expenses (Tables)	6 Months Ended
Dec. 31, 2024
Financial Income / Expenses [Abstract]
Schedule of Financial Income / Expenses
	For the six month period ended		For the three month period ended
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Financial Costs
Interest expense	(1,194,386)	(179,235)	(654,611)	(92,021)
Lease Liability Interest	(19,804)	(17,471)	(9,409)	(11,369)
Total Financial Costs	$(1,214,190)	$(196,706)	$(664,020)	$(103,390)
Other financial results
Interest income (Shareholders’ loan)	693,026	693,026	346,513	346,513
Inflation adjustment	145,944	892,143	32,639	355,965
Change in warrants	273,306	643,269	162,206	145,541
Exchange rate gains / (losses)	182,218	(2,120,215)	96,366	(1,199,317)
Investment results	84,225	335,263	46,086	231,104
Other	(52,626)	(11,621)	(75,290)	(2,878)
Total Other financial results	$1,326,093	$431,865	$608,520	$(123,072)
Total net financial income / (expense)	$111,903	$235,159	$(55,500)	$(226,462)